Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Securities

Note 2 - Securities

The amortized cost and estimated fair value of securities with gross unrealized gains and losses at December 31, 2017 and 2016 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
December 31, 2017:
Available-for-Sale:
U.S. Government and agency obligations	$10,612	$-	$(142)	$10,470
Mortgage-backed securities - residential	7,909	19	(85)	7,843

	$18,521	$19	$(227)	$18,313
Held-to-Maturity:
Mortgage-backed securities - residential	$637	$9	$-	$646
State and municipal securities	5,938	41	(37)	5,942

	$6,575	$50	$(37)	$6,588

December 31, 2016:
Available-for-Sale:
U.S. Government and agency obligations	$8,106	$3	$(110)	$7,999
Mortgage-backed securities - residential	9,769	42	(63)	9,748

	$17,875	$45	$(173)	$17,747
Held-to-Maturity:
Mortgage-backed securities - residential	$745	$13	$-	$758
State and municipal securities	6,675	25	(74)	6,626

	$7,420	$38	$(74)	$7,384

Mortgage-backed securities consist of securities that are issued by Fannie Mae (“FNMA”), Freddie Mac (“FHLMC”), Ginnie Mae (“GNMA”), and are collateralized by residential mortgages. U.S. Government and agency obligations include notes and bonds with both fixed and variable rates. State and municipal securities consist of government obligation and revenue bonds.

The amortized cost and estimated fair value by contractual maturity of debt securities at December 31, 2017 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$839	$837
Due after one year through five years	8,607	8,489	3,302	3,294
Due after five years through ten years	1,005	1,001	1,797	1,811
Due after ten years	1,000	980	-	-
Mortgage-backed securities - residential	7,909	7,843	637	646
	$18,521	$18,313	$6,575	$6,588

There were no realized gains on sales of securities in 2017. There were $24,000 of gross realized gains on sales of securities available-for-sale and $12,000 of gross realized gains on sales of securities held-to-maturity in 2016 resulting from proceeds of $2,606,000. In accordance with accounting guidance, the Company was able to sell securities classified as held-to-maturity in 2016 after the Company had already collected a substantial portion (at least 85%) of the principal outstanding at acquisition due either to prepayments or to scheduled principal and interest payments on debt securities.

No securities were pledged to secure public deposits or for any other purpose required or permitted by law at December 31, 2017 and 2016.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of investing in, or originating, these types of investments or loans.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2017 and 2016:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
2017:
Available-for-Sale
U.S. Government and agency obligations	$4,472	$34	$5,999	$108	$10,471	$142
Mortgage-backed securities - residential	2,459	23	3,435	62	5,894	85

	$6,931	$57	$9,434	$170	$16,365	$227

2017:
Held-to-Maturity
Mortgage-backed securities – residential(1)	$-	$-	$171	$-	$171	$-
State and municipal Securities	1,574	16	1,331	21	2,905	37
	$1,574	$16	$1,502	$21	$3,076	$37

2016:
Available-for-Sale
U.S. Government and agency obligations	$6,996	$110	$-	$-	$6,996	$110
Mortgage-backed securities - residential	4,441	49	987	14	5,428	63

	$11,437	$159	$987	$14	$12,424	$173
2016:
Held-to-Maturity
Mortgage-backed securities – residential(1)	$178	$-	$-	$-	$178	$-
State and municipal Securities(1)	4,275	74	45	-	4,320	74

	$4,453	$74	$45	$-	$4,498	$74

(1) Aggregate unrealized loss position of these securities is less than $500.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. In 2017 and 2016, the Company did not record an other-than-temporary impairment charge.

At December 31, 2017, four U.S. Government and agency obligations, four residential mortgage-backed securities and 10 state and municipal securities were in a continuous unrealized loss position for less than twelve months. At December 31, 2017, five U.S. Government and agency obligations, five residential mortgage-backed securities and five state and municipal securities were in a continuous unrealized loss position for more than twelve months. The debt securities and residential mortgage-backed securities were issued by U.S. Government sponsored agencies.

All are paying in accordance with their terms with no deferrals of interest or defaults. Because the decline in fair value is attributable to changes in interest rates, not credit quality, and because management does not intend to sell and will not be required to sell these securities prior to recovery or maturity, no declines are deemed to be other-than-temporary. The state and municipal securities are general obligation (G.O.) bonds backed by the full faith and credit of local municipalities. There has never been a default of a New York G.O. in the history of the state. Historical performance does not guarantee future performance, but it does indicate that the risk of loss on default of a G.O. municipal bond for the Company is relatively low. All are paying in accordance with their terms and with no deferrals of interest or defaults. Because the decline in fair value is attributable to changes in interest rates, not credit quality, and because management does not intend to sell and will not be required to sell these securities prior to recovery or maturity, no declines are deemed to be other-than-temporary.